Expense Example, No Redemption	Oct. 07, 2024 USD ($)
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	176
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	$ 192